Quarterly Holdings Report
for
Fidelity Advisor® Equity Growth Fund
August 31, 2024
EPG-NPRT3-1024
1.805739.120
Common Stocks - 98.9%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 9.0%
Entertainment - 3.0%
Live Nation Entertainment, Inc. (a)	320,838	31,336
Netflix, Inc. (a)	187,640	131,601
Universal Music Group NV (b)	5,921,301	154,922
Warner Music Group Corp. Class A (b)	590,337	16,890
		334,749
Interactive Media & Services - 6.0%
Alphabet, Inc. Class A	2,987,177	488,045
Epic Games, Inc. (a)(c)(d)	3,289	1,973
Meta Platforms, Inc. Class A	327,351	170,651
		660,669
TOTAL COMMUNICATION SERVICES		995,418
CONSUMER DISCRETIONARY - 9.3%
Automobile Components - 0.0%
Mobileye Global, Inc. Class A (a)(b)	324,532	4,634
Automobiles - 0.3%
BYD Co. Ltd. (H Shares)	1,111,740	34,049
Broadline Retail - 5.6%
Amazon.com, Inc. (a)	2,784,681	497,066
MercadoLibre, Inc. (a)	56,717	116,931
Savers Value Village, Inc. (a)(b)	713,910	6,318
		620,315
Diversified Consumer Services - 0.1%
Duolingo, Inc. Class A (a)	55,288	11,753
Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc. Class A (a)	970,826	113,888
Domino's Pizza, Inc.	118,076	48,908
Kura Sushi U.S.A., Inc. Class A (a)(b)	219,351	14,475
Starbucks Corp.	67,200	6,355
Trip.com Group Ltd. ADR (a)	926,063	43,655
		227,281
Household Durables - 0.4%
Blu Investments LLC (a)(c)(d)	12,123,162	4
TopBuild Corp. (a)	103,297	40,598
		40,602
Specialty Retail - 0.5%
Floor & Decor Holdings, Inc. Class A (a)	206,300	23,196
Lowe's Companies, Inc.	150,300	37,350
		60,546
Textiles, Apparel & Luxury Goods - 0.3%
LVMH Moet Hennessy Louis Vuitton SE	47,745	35,537
TOTAL CONSUMER DISCRETIONARY		1,034,717
CONSUMER STAPLES - 0.6%
Beverages - 0.6%
Monster Beverage Corp. (a)	1,294,544	61,012
Personal Care Products - 0.0%
Puig Brands SA Class B	176,100	4,937
TOTAL CONSUMER STAPLES		65,949
ENERGY - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
Canadian Natural Resources Ltd.	513,600	18,597
Cheniere Energy, Inc.	527,836	97,787
Range Resources Corp.	1,492,313	44,590
Reliance Industries Ltd.	2,799,205	100,811
		261,785
FINANCIALS - 7.8%
Capital Markets - 1.1%
Intercontinental Exchange, Inc.	673,900	108,869
LPL Financial	37,692	8,456
Morgan Stanley	49,390	5,117
MSCI, Inc.	8,898	5,166
		127,608
Consumer Finance - 0.6%
Capital One Financial Corp.	439,535	64,581
Financial Services - 5.0%
Corebridge Financial, Inc.	847,136	25,041
Fiserv, Inc. (a)	134,201	23,431
Global Payments, Inc.	604,465	67,102
MasterCard, Inc. Class A	387,189	187,144
Rocket Companies, Inc. Class A (a)	1,974,474	38,798
Toast, Inc. (a)	1,670,400	41,526
Visa, Inc. Class A	607,179	167,806
		550,848
Insurance - 1.1%
Arthur J. Gallagher & Co.	296,093	86,628
The Baldwin Insurance Group, Inc. Class A, (a)	686,478	32,189
		118,817
TOTAL FINANCIALS		861,854
HEALTH CARE - 16.8%
Biotechnology - 5.2%
Adamas Pharmaceuticals, Inc.:
rights (a)(d)	1,000,100	170
rights (a)(d)	1,000,100	70
Alnylam Pharmaceuticals, Inc. (a)	402,866	105,829
Arcellx, Inc. (a)	61,700	4,241
Arrowhead Pharmaceuticals, Inc. (a)	247,887	5,907
Beam Therapeutics, Inc. (a)	74,279	1,982
BioNTech SE ADR (a)	367,567	32,427
Blueprint Medicines Corp. (a)	41,532	3,968
Cytokinetics, Inc. (a)	210,437	12,012
Exact Sciences Corp. (a)	2,004,006	123,627
Galapagos NV sponsored ADR (a)	431,371	12,562
Gamida Cell Ltd. (d)	1,892,438	0
Gamida Cell Ltd. warrants 4/21/28 (a)(d)	353,699	0
Gilead Sciences, Inc.	883,600	69,804
Hookipa Pharma, Inc. (a)	66,861	350
Immunocore Holdings PLC ADR (a)	169,213	6,071
Insmed, Inc. (a)	1,077,232	82,376
Janux Therapeutics, Inc. (a)	21,495	1,010
Krystal Biotech, Inc. (a)	33,264	6,490
Legend Biotech Corp. ADR (a)	221,729	12,761
Moderna, Inc. (a)	103,078	7,978
Regeneron Pharmaceuticals, Inc. (a)	56,140	66,508
Sarepta Therapeutics, Inc. (a)	56,009	7,605
Seres Therapeutics, Inc. (a)	234,619	188
Synlogic, Inc. (a)	43,116	65
Vor Biopharma, Inc. (a)	474,168	415
XOMA Corp. (a)	290,628	8,501
		572,917
Health Care Equipment & Supplies - 4.6%
Align Technology, Inc. (a)	268,474	63,687
Boston Scientific Corp. (a)	3,522,930	288,140
Glaukos Corp. (a)	238,558	31,941
Hologic, Inc. (a)	1,225,148	99,531
Lantheus Holdings, Inc. (a)	93,747	9,981
Penumbra, Inc. (a)	70,960	14,357
Pulmonx Corp. (a)	196,759	1,440
RxSight, Inc. (a)	53,789	3,033
		512,110
Health Care Providers & Services - 0.8%
HealthEquity, Inc. (a)	1,129,230	89,842
Life Sciences Tools & Services - 1.8%
Bio-Techne Corp.	266,242	19,699
Bruker Corp.	1,081,671	72,677
Chemometec A/S	120,348	6,681
Codexis, Inc. (a)	1,122,880	3,245
Danaher Corp.	327,047	88,077
MaxCyte, Inc. (a)	1,126,821	4,868
		195,247
Pharmaceuticals - 4.4%
Aclaris Therapeutics, Inc. (a)	156,646	185
Chugai Pharmaceutical Co. Ltd.	619,210	31,259
Eli Lilly & Co.	339,758	326,174
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	3,739,054	70,556
UCB SA	318,600	57,652
Zevra Therapeutics, Inc. (a)	659,820	5,048
		490,874
TOTAL HEALTH CARE		1,860,990
INDUSTRIALS - 12.4%
Aerospace & Defense - 1.5%
General Electric Co.	952,610	166,345
Loar Holdings, Inc.	9,398	697
		167,042
Building Products - 0.1%
Simpson Manufacturing Co. Ltd.	29,700	5,437
Commercial Services & Supplies - 0.0%
Montrose Environmental Group, Inc. (a)	82,083	2,701
Electrical Equipment - 0.8%
GE Vernova LLC	413,417	83,097
Ground Transportation - 4.3%
Uber Technologies, Inc. (a)	6,485,165	474,260
Machinery - 1.4%
Chart Industries, Inc. (a)	86,485	10,586
Energy Recovery, Inc. (a)	287,233	4,665
Ingersoll Rand, Inc.	1,161,063	106,179
Westinghouse Air Brake Tech Co.	204,257	34,636
		156,066
Professional Services - 3.5%
Equifax, Inc.	704,007	216,222
KBR, Inc.	1,276,559	88,542
RELX PLC sponsored ADR	1,021,697	47,672
UL Solutions, Inc. Class A	671,765	36,638
		389,074
Trading Companies & Distributors - 0.8%
Ferguson Enterprises, Inc.	439,715	89,509
TOTAL INDUSTRIALS		1,367,186
INFORMATION TECHNOLOGY - 39.6%
Electronic Equipment, Instruments & Components - 1.1%
Coherent Corp. (a)	153,768	11,986
Fabrinet (a)	42,891	10,450
Flex Ltd. (a)	2,039,641	66,268
Jabil, Inc.	345,972	37,808
		126,512
IT Services - 1.4%
MongoDB, Inc. Class A (a)	530,401	154,235
Semiconductors & Semiconductor Equipment - 10.6%
Allegro MicroSystems LLC (a)	1,758,665	43,140
ASML Holding NV (depository receipt)	155,056	140,150
Astera Labs, Inc.	17,396	749
BE Semiconductor Industries NV	447,809	58,312
eMemory Technology, Inc.	78,000	6,435
Marvell Technology, Inc.	258,080	19,676
NVIDIA Corp.	3,527,080	421,028
NXP Semiconductors NV	298,177	76,441
Qualcomm, Inc.	357,728	62,710
SiTime Corp. (a)	401,209	58,039
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,359,224	233,379
Universal Display Corp.	286,094	55,422
		1,175,481
Software - 13.4%
ASAPP, Inc. warrants 8/28/28 (a)(c)(d)	2,071,818	2,693
Autodesk, Inc. (a)	44,491	11,496
HubSpot, Inc. (a)	166,273	82,982
Manhattan Associates, Inc. (a)	270,485	71,524
Microsoft Corp.	2,848,952	1,188,412
NICE Ltd. sponsored ADR (a)	225,406	39,162
Nutanix, Inc. Class A (a)	130,400	8,240
ServiceNow, Inc. (a)	76,634	65,522
Volue A/S (a)	1,205,642	4,706
Zeta Global Holdings Corp. (a)	156,768	4,140
		1,478,877
Technology Hardware, Storage & Peripherals - 13.1%
Apple, Inc.	6,302,968	1,443,381
TOTAL INFORMATION TECHNOLOGY		4,378,486
MATERIALS - 1.0%
Chemicals - 0.2%
Aspen Aerogels, Inc. (a)	509,972	14,631
Construction Materials - 0.4%
Eagle Materials, Inc.	21,100	5,439
Martin Marietta Materials, Inc.	76,700	40,970
		46,409
Containers & Packaging - 0.4%
International Paper Co.	966,100	46,779
TOTAL MATERIALS		107,819
TOTAL COMMON STOCKS (Cost $7,024,294)		10,934,204

Convertible Preferred Stocks - 0.2%
	Shares	Value ($) (000s)
FINANCIALS - 0.0%
Financial Services - 0.0%
Akeana Series C (c)(d)	57,400	740
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(c)(d)	111,100	364
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Anduril Industries, Inc. Series F (c)(d)	208,346	4,529
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
ASAPP, Inc.:
Series C (a)(c)(d)	367,427	705
Series D (c)(d)	3,611,038	5,994
Canva, Inc.:
Series A (c)(d)	846	912
Series A2 (c)(d)	154	166
		7,777
MATERIALS - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings, Inc.:
Series C2 (a)(c)(d)	76,285	1,146
Series C3 (a)(c)(d)	95,356	1,432
Series C4 (a)(c)(d)	27,230	409
Series C5 (a)(c)(d)	53,844	809
		3,796
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $31,235)		17,206

Convertible Bonds - 0.0%
	Principal Amount (e) (000s)	Value ($) (000s)
MATERIALS - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings, Inc. 15% (c)(d)(f) (Cost $1,619)	1,619	1,593

Preferred Securities - 0.0%
	Principal Amount (e) (000s)	Value ($) (000s)
MATERIALS - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings, Inc. 15% (c)(d)(f) (Cost $2,252)	2,252	2,211

Money Market Funds - 1.3%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (g)	103,019,213	103,040
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	35,519,098	35,523
TOTAL MONEY MARKET FUNDS (Cost $138,563)		138,563

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $7,197,963)	11,093,777
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(40,719)
NET ASSETS - 100.0%	11,053,058

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,680,000 or 0.2% of net assets.

(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Akeana Series C	1/23/24	732

Anduril Industries, Inc. Series F	8/07/24	4,529

ASAPP, Inc. warrants 8/28/28	8/29/23	0

ASAPP, Inc. Series C	4/30/21	2,424

ASAPP, Inc. Series D	8/29/23	13,944

Blu Investments LLC	5/21/20	21

Canva, Inc. Series A	9/22/23	902

Canva, Inc. Series A2	9/22/23	164

ElevateBio LLC Series C	3/09/21	466

Epic Games, Inc.	3/29/21	2,911

Illuminated Holdings, Inc. Series C2	7/07/20	1,907

Illuminated Holdings, Inc. Series C3	7/07/20	2,861

Illuminated Holdings, Inc. Series C4	1/08/21	980

Illuminated Holdings, Inc. Series C5	6/16/21	2,326

Illuminated Holdings, Inc. 15%	6/14/23	1,619

Illuminated Holdings, Inc. 15%	9/27/23	2,252

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	91,729	1,602,197	1,590,886	6,513	-	-	103,040	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	54,549	500,223	519,249	104	-	-	35,523	0.2%
Total	146,278	2,102,420	2,110,135	6,617	-	-	138,563

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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